FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2011

This Amendment (Check only one.):
 X 	is a restatement
  	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] March 8, 2012

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
49

Form 13F Information Table Value Total:
$509,430,529

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 December 31, 2011

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	1,032,269	   34,136   x      34,136
ASTORIA FIN'L         	COM  	46265104	  252,102	   29,694   x      29,694
AMBAC FIN'L			COM	23139108	    2,200	  100,000	x	100,000
ASTEC INDUST		COM	46224101	4,090,670	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	  211,542	   38,047  	x      38,047
BP PLC			COM	55622104	3,269,610	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108  43,538,019	1,235,472  	x   1,235,472
CFS BANCORP			COM 	12525D102	  449,301	  104,246  	x     104,246
CITIGROUP, INC		COM  	172967101  26,038,533	  989,682  	x     989,682
CHEVRONTEXCO CORP.	COM  	166764100	1,965,527	   18,473	x      18,473
COMCAST CL. A		COM	20030N101	2,122,879	   89,535  	x      89,535
CTM MEDIA CL A		COM	22944D104	  353,855	   10,438	x	 10,438
DIME COMM.BANC		COM  	253922108	1,665,704	  132,199  	x     132,199
EXXON MOBIL CORP		COM  	30231G102	1,581,791	   18,662  	x      18,662
FIRST PLACE FIN'L		COM  	33610T109       6,982	   13,426  	x      13,426
FIRST NIAGARA FIN'L	COM	33582V108   2,110,734	  244,581	x     244,581
FLUSHING FINANCIAL CORP	COM  	343873105   1,522,130	  120,517 	x     120,517
GENERAL ELECTRIC		COM	369604103	  331,335	   18,500	x	 18,500
GENIE ENERGY		COM	903514344	5,321,545	  671,065	x	671,065
HOLOGIC              	COM 	436440101  27,574,993	1,574,814 	x   1,574,814
IBM                    	COM  	459200101   1,813,792       9,864 	x       9,864
IDT CORP. CL. B		COM  	448847309   6,294,589     671,065	x     671,065
KEYCORP NEW			COM	493267108	  194,442	   25,285	x	 25,285
LANDMARK SVGS. BK.     	COM  	514928100	2,079,272	  111,191   x     111,191
MERCK & CO.			COM  	589331107  45,356,627	1,203,093  	x   1,203,093
MERITOR SVGS BK PA     	COM  	590007100	   93,090	   21,400  	x      21,400
MEDQUIST HOLDINGS		COM	58506K102   9,692,544	1,007,541	x   1,007,541
MEDCO HEALTH SOL.		COM	58405U102	  486,050	    8,695  	x       8,695
MONSANTO 			COM	66166W101	  672,604	    9,599	x       9,599
MBIA INC.			COM	55262C100  34,659,559	2,990,471	x   2,990,471
NAM TAI ELEC.		COM  	629865205  14,381,635	2,708,406  	x   2,708,406
NEW YORK COMMUNITY BANC	COM  	649445103  44,797,797	3,618,614	x   3,618,614
NEWMARKET GROUP		COM	651587107     527,963	    2,665	x       2,665
NOVARTIS ADR           	COM  	66987V109	2,540,635	   44,440  	x      44,440
NY TIMES CL A.		COM	650111107  27,653,611	3,559,440	x   3,559,440
OLD REPUBLIC           	COM  	680223104  25,202,215  	2,718,686  	x   2,718,686
PHI INC. NON-VOTE      	COM  	716604202	  838,191      33,730  	x      33,730
PFIZER INC.            	COM  	717081103  55,567,391	2,567,809  	x   2,567,809
PROVIDENT BANCORP      	COM  	74383A109   6,705,683	1,009,892  	x   1,009,892
PATTERSON ENERGY		COM	703481101  19,821,358	  992,060	x	992,060
QUESTAR CORP.          	COM  	748356102     316,767	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  30,470,776      14,966  	x      14,966
SLM CORP.			COM	78443P106  26,007,511	1,940,859  	x   1,940,859
SYMS CORP              	COM  	871551107	4,809,938     437,267  	x     437,267
TCF FIN'L              	COM  	872275102	  251,436      24,364  	x      24,364
TRAVELERS			COM	89417E109   3,067,579	   51,843	x      51,843
USG INC.			COM	903293405	1,849,120	  182,000	x	182,000
VOXX INTERNATIONAL	COM	91829F104  19,728,233	2,334,702	x   2,334,702
VOLVO                  	COM  	928856400	  108,400  	   10,000  	x      10,000

TOTALS                                  509,430,529  33,972,884  	   33,972,884